STOCK OPTIONS (Summary of Stock Options Outstanding) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding	892,500	907,500	632,500	515,000
Weighted Average Exercise Price, Options Outstanding	$ 2.86	$ 3.30	$ 3.30	$ 2.60
Number of Options Exercisable	717,501	679,376
Weighted Average Exercise Price, Options Exercisable	$ 2.99	$ 3.20
Stock Options 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding	130,000	130,000
Weighted Average Exercise Price, Options Outstanding	$ 1.00	$ 1.00
Weighted Average Grant-Date Stock Price, Options Outstanding	$ 10.00	$ 10.00
Number of Options Exercisable	130,000	130,000
Weighted Average Exercise Price, Options Exercisable	$ 1.00	$ 1.00
Weighted Average Grant-Date Stock Price, Options Exercisable	$ 10.00	$ 10.00
Stock Options 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding	10,000	10,000
Weighted Average Exercise Price, Options Outstanding	$ 1.50	$ 1.50
Weighted Average Grant-Date Stock Price, Options Outstanding	$ 0.40	$ 1.50
Number of Options Exercisable	2,500
Weighted Average Exercise Price, Options Exercisable	$ 1.50
Weighted Average Grant-Date Stock Price, Options Exercisable	$ 0.40
Stock Options 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding	287,500	287,500
Number of Options Exercisable	157,500	123,750
Stock Options 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding	205,000	220,000
Number of Options Exercisable	171,668	171,667
Stock Options 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding	200,000	199,167
Number of Options Exercisable	195,833	193,959
Stock Options 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding	60,000	60,000
Weighted Average Exercise Price, Options Outstanding	$ 5.10	$ 5.10
Weighted Average Grant-Date Stock Price, Options Outstanding	$ 5.10	$ 5.10
Number of Options Exercisable	60,000	60,000
Weighted Average Exercise Price, Options Exercisable	$ 5.10	$ 5.10
Weighted Average Grant-Date Stock Price, Options Exercisable	5.10	5.10
Minimum [Member] | Stock Options 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	2.00	2.00
Weighted Average Grant-Date Stock Price, Options Outstanding	2.00	2.00
Weighted Average Exercise Price, Options Exercisable	2.00	2.00
Weighted Average Grant-Date Stock Price, Options Exercisable	2.00	2.00
Minimum [Member] | Stock Options 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	3.10	3.10
Weighted Average Grant-Date Stock Price, Options Outstanding	3.10	3.10
Weighted Average Exercise Price, Options Exercisable	3.10	3.10
Weighted Average Grant-Date Stock Price, Options Exercisable	3.10	3.10
Minimum [Member] | Stock Options 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	4.00	4.00
Weighted Average Grant-Date Stock Price, Options Outstanding	4.00	4.00
Weighted Average Exercise Price, Options Exercisable	4.00	4.00
Weighted Average Grant-Date Stock Price, Options Exercisable	4.00	4.00
Maximum [Member] | Stock Options 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	2.70	2.70
Weighted Average Grant-Date Stock Price, Options Outstanding	2.70	2.70
Weighted Average Exercise Price, Options Exercisable	2.70	2.70
Weighted Average Grant-Date Stock Price, Options Exercisable	2.70	2.70
Maximum [Member] | Stock Options 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	3.80	3.80
Weighted Average Grant-Date Stock Price, Options Outstanding	3.80	3.80
Weighted Average Exercise Price, Options Exercisable	3.80	3.80
Weighted Average Grant-Date Stock Price, Options Exercisable	3.80	3.80
Maximum [Member] | Stock Options 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	4.70	4.70
Weighted Average Grant-Date Stock Price, Options Outstanding	4.70	4.70
Weighted Average Exercise Price, Options Exercisable	4.70	4.70
Weighted Average Grant-Date Stock Price, Options Exercisable	$ 4.70	$ 4.70